CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 10	$ 9
Due from affiliates	769	886
Other assets	76	40
Investment in Brookfield Asset Management ULC	3,330	2,270
Total assets	4,185	3,205
Liabilities
Accounts payable and accrued liabilities	709	859
Due to affiliates	216	261
Total liabilities	925	1,120
Equity
Additional paid-in-capital	529	403
Retained deficit	(119)	(35)
Accumulated other comprehensive income	3	3
Equity	3,229	2,076
Non-controlling interest	31	9
Total equity	3,260	2,085
Total liabilities, non-controlling interest and equity	4,185	3,205
Class A Shares
Equity
Common stock	3,467	2,354
Class A held in treasury (23,669,921 shares)	(651)	(649)
Class B Shares
Equity
Common stock	$ 0	$ 0